GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2024	2023
Cost
Balance at beginning and at end of year	$618.6	$618.6

Accumulated impairment losses
Balance at beginning and at end of year	68.5	68.5

Net carrying amount	$550.1	$550.1